Associates and Joint Ventures - Disclosure Of Purchase Commitments (Details) - VMO2 € in Millions, £ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)
2023
Commitments [Line Items]
Commitments in relation to joint ventures	€ 3,054
2023 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	1,106
2023 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	698
2023 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	891
2023 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	359
2024
Commitments [Line Items]
Commitments in relation to joint ventures	1,107
2024 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	154
2024 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	606
2024 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	82
2024 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	265
2025
Commitments [Line Items]
Commitments in relation to joint ventures	856
2025 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	89
2025 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	446
2025 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	57
2025 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	264
2026
Commitments [Line Items]
Commitments in relation to joint ventures	787
2026 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	60
2026 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	437
2026 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	24
2026 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	266
2027
Commitments [Line Items]
Commitments in relation to joint ventures	617
2027 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	58
2027 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	413
2027 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	22
2027 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	124
Subsequent years
Commitments [Line Items]
Commitments in relation to joint ventures	456
Subsequent years | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	37
Subsequent years | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	204
Subsequent years | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	199
Subsequent years | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	16
Commitments in relation to joint ventures	€ 6,877
Total commitments of joint venture (in percent)	1
O2 Holdings Ltd
Commitments [Line Items]
Commitments in relation to joint ventures		€ 253	£ 213
Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	€ 1,504
Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	2,804
Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	1,275
Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	€ 1,294